Rareview Longevity Income Generation Fund
Rareview Longevity Income Generation Fund
  RAREVIEW LONGEVITY INCOME GENERATION FUND

Retail Class	RLIGX
Institutional Class	RVIGX

Supplement dated June 27, 2017 to the Prospectus and Statement of Additional Information (“SAI”), dated October 31, 2016, as supplemented from time to time.

Effective immediately, the Fees and Expenses of the Fund table and Example section beginning on page one of the Rareview Longevity Income Generation Fund’s Prospectus is replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Rareview Longevity Income Generation Fund	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Rareview Longevity Income Generation Fund		Retail Class	Institutional Class
Management Fees		1.20%	1.20%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Shareholder Servicing Fee	[1]	0.15%	0.15%
All Remaining Other Expenses	[1]	1.05%	1.05%
Total Other Expenses		1.20%	1.20%
Acquired Fund Fees and Expenses	[2]	1.57%	1.57%
Total Annual Fund Operating Expenses		4.22%	3.97%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		3.57%	3.32%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights (when available) because the financial statements include only the direct operating expenses incurred by the Fund. AFFE have been restated to reflect actual expenses from the Fund's inception on November 1, 2016 to April 30, 2017, annualized for the Fund's fiscal year.
[3]	Rareview Capital, LLC ("Rareview," or, the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, AFFE, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.75% of average daily net assets of each share class of the Fund (the "Expense Cap"). The Expense Cap will remain in effect through at least October 18, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund within the three fiscal years from the date they were waived or paid, provided that the Fund is also able to make the repayment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first two years)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Rareview Longevity Income Generation Fund - USD ($)	1 Year	3 Years
Retail Class	360	1,222
Institutional Class	335	1,150

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You should read this Supplement in conjunction with the Prospectus and the SAI. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund at 888-RVFUNDS (888-783-8637)

Please retain this Supplement for future reference